Held-to-maturity Financial Assets Current - Summary of Held-to-maturity Financial Assets Current and Related Information (Detail) - TWD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [Line Items]
Held-to-maturity financial assets current	$ 0	$ 2,140,000,000
Corporate bonds [Member]
Disclosure of financial assets [Line Items]
Held-to-maturity financial assets current		1,990,000,000
Par value		$ 1,990,000,000
Average remaining maturity life	—	0.34 year
Corporate bonds [Member] | Bottom of range [Member]
Disclosure of financial assets [Line Items]
Nominal interest rate		1.18%
Effective interest rate		1.20%
Corporate bonds [Member] | Top of range [Member]
Disclosure of financial assets [Line Items]
Nominal interest rate		1.35%
Effective interest rate		1.35%
Bank debentures [Member]
Disclosure of financial assets [Line Items]
Held-to-maturity financial assets current		$ 150,000,000
Par value		$ 150,000,000
Nominal interest rate		1.25%
Effective interest rate		1.25%
Average remaining maturity life	—	0.41 year